Columbia ETF Trust II
290 Congress Street
Boston, MA 02210
August 2, 2021
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia ETF Trust II (the Registrant) Columbia EM Core ex-China ETF Columbia Emerging Markets Consumer ETF Columbia India Consumer ETF
Post-Effective Amendment No. 113 File No. 333-155709 /811-22255
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 113 (Amendment). This Amendment was filed electronically on July 28, 2021.
If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia ETF Trust II